Other Operating Expense (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component
Other operating expense from the Consolidated Statements of Income for the three months ended March 31, 2023, and March 31, 2022, is as follows (in thousands):

	Three months ended March 31,
	2023	2022
FDIC assessment	$734	$702
Historic tax credit amortization	632	632
IT related	491	412
Consultant fees	470	212
Network expense	429	394
Directors' fees	410	245
Audit expense	307	92
Legal expense	305	175
Virginia franchise tax	243	233
Marketing expense	219	317
Other	1,367	1,258
Total	$5,607	$4,672

Other operating expense from the Consolidated Statements of Income for the three and six months ended June 30, 2023, and June 30, 2022, is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
FDIC assessment	$686	$345	$1,033	$680
Historic tax credit amortization	631	631	1,263	1,263
IT related	466	504	957	916
Consultant fees	508	298	978	510
Network expense	483	418	912	812
Directors' fees	434	792	844	1,037
Audit expense	213	175	520	267
Legal expense	328	412	633	587
Virginia franchise tax	630	600	1,260	1,200
Marketing expense	119	317	338	634
Other	1,520	1,366	2,887	2,624
Total	$6,018	$5,858	$11,625	$10,530

Other operating expense from the Statements of Income for years ended December 31, 2022, 2021, and 2020 is as follows (in thousands):

	2022	2021	2020
Directors' fees	$1,941	$1,093	$1,147
Consultant fees	1,708	1,548	1,064
Marketing expense	1,295	1,086	509
Historic tax credit amortization	2,526	2,717	2,718
Virginia franchise tax	2,492	2,366	2,249
(Recapture of) Provision for off-balance sheet exposure	—	—	(1,380)
Network expense	1,693	1,592	1,459
FDIC assessment	958	920	460
IT related	1,980	1,306	965
(Gain)/loss on sale of buildings	(4,533)	(1,063)	7
Legal expense	986	275	369
Audit expense	705	302	220
Other	5,668	5,627	5,963
Total	$17,419	$17,769	$15,750